Commitments & Contingencies (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 25, 2012	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 AUD ($) shares	Feb. 18, 2021 shares	Dec. 31, 2020 AUD ($) shares
Commitments & Contingencies (Details) [Line Items]
Underwriting agreement, description				The underwriter was entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.		The underwriter was entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Services fee				$ 350,000		$ 350,000
Consulting firm amount				2,650,000		2,650,000
Termination fee				1,952,600		$ 1,115,800
General and administrative expenses		$ 418,400	$ 0	$ 836,800	$ 0
DeepGreen Metals Inc. [Member]
Commitments & Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares) | shares								50,000
NORI exploration contract, description				As part of NORI’s exploration contract with the ISA with respect to the NORI Area (Note 4), NORI committed to expending $5 million over the five-year period from 2017 to 2021.		As part of NORI’s exploration contract with the ISA with respect to the NORI Area (Note 9), NORI committed to expending $5 million over the five-year period from 2017 to 2021.
Commitment (in Dollars)							$ 2		$ 1
TOML exploration contract, description				As part of TOML’s exploration contract with the ISA with respect to the TOML Area (Note 4), TOML has committed to expending $30 million for a period from 2016 to 2021 in the first five-year review finalized in 2016.		As part of TOML’s exploration contract with the ISA with respect to the TOML Area (Note 8), TOML has committed to expending $30 million for a period from 2016 to 2021 in the first five-year review finalized in 2016.
Exploration contract expenses				$ 14,100,000		$ 4,700,000
Annual quantity of copper and nickel percentage	50.00%
DeepGreen Metals Inc. [Member] | Marawa Exploration Contract [Member]
Commitments & Contingencies (Details) [Line Items]
Commitment (in Dollars)									$ 2
Initial Public Offering [Member]
Commitments & Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares) | shares							4,500,000		4,500,000
Unit price (in Dollars per share) | $ / shares		$ 10.00		$ 10.00		$ 10.00